Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Roll-forward of the fair value of the assets, where fair value is determined by Level 3 inputs
Balance at the beginning of the period		$ 407	$ 3,379
Issuance of shares of Series A-6 - prepayment	1,220
Balance at the end of the period	1,220		407
Roll-forward of the fair value of the liabilities, where fair value is determined by Level 3 inputs
Balance at the beginning of the period	7,273	25,462	10,920
Issuance of shares of Series A-6	(8,889)	(23,168)
Additions - accrued shares of Series A-6	2,717	12,890	11,763
Additions - warrants	1,216	1,356
Change in fair value	2,233	(9,267)	2,779
Balance at the end of the period	$ 4,550	$ 7,273	$ 25,462